PROVISION FOR INCOME TAXES (Details) - USD ($)	3 Months Ended			6 Months Ended			12 Months Ended
	Feb. 28, 2018	[1]	Feb. 28, 2017	Feb. 28, 2018	[1]	Feb. 28, 2017	Aug. 31, 2017	Aug. 31, 2016
Income Tax Disclosure [Abstract]
Income tax expense at statutory rate							$ (79,639)	$ (10,095)
Change in valuation allowance							79,639	10,095
Income tax expense per books	$ 0		$ 0	$ 0		$ 0	$ 0	$ 0

[1]	Restated